E.C. Agreement (Details) (Agreement With European Commission [Member], USD $) In Millions, unless otherwise specified	1 Months Ended								12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004 payment
Agreement With European Commission [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of payments												13
Tenure of payment												12 years
Initial payment												$ 250
Additional payments on the first anniversary of the agreement								150
Additional payments on the second anniversary of the agreement							100
Additional payments on the third anniversary of the agreement						75
Additional payments on the fourth anniversary of the agreement					75
Additional payments on the fifth anniversary of the agreement				75
Additional payments on the sixth anniversary of the agreement			75
Additional payments on the seventh anniversary of the agreement		75
Additional payments on the eighth anniversary of the agreement	75
Future annual installment, 2013									75
Future annual installment, 2014									75
Future annual installment, 2015									75
Future annual installment, 2016									75
Future annual installment, 2017									75
Additional payment term, years						10 years
Maximum qualifying product seizures size (in units)												90,000,000
Excise taxes VAT customs duties multiplier, above maximum product seizures												5
Total charges related to E.C. Agreement									$ 78	$ 86	$ 91